Financial assets and liabilities - Aircraft financing and Notes (Details)				12 Months Ended
	Sep. 28, 2023 USD ($) item	Oct. 13, 2021 USD ($) item	Jun. 20, 2019 USD ($) item	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Apr. 29, 2024 MXN ($)	Dec. 31, 2023	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Jun. 08, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Oct. 31, 2021	Oct. 13, 2021 MXN ($)	Jun. 20, 2019 MXN ($)
Aircraft financing
Number of aircraft incorporated to fleet | aircraft				13	18
Exchange rate						17.1883			16.89	524.7900	7.8301	3,822.05					19.36	594.9700	7.8515	4,810.20			20.5835	645.900	7.7285	3,981.16
Maturity of notes				5 years
Basis points							0.25%							0.25%
Financial debt				$ 653,065,000	$ 273,035,000																	$ 304,937,000
Aircraft leases
Aircraft financing
Financial debt				308,640,000
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Aircraft financing
Basis points							2.98%
Additional basis points							0.05
Financial debt				57,855,000
Asset backed trust notes
Aircraft financing
Number of notes issued | item	15,000,000	15,000,000	15,000,000
Exchange rate	1	1	0.1689				0.1689	0.1689	16.89																			20.80	0.1689
Notes issued	$ 85,800,000		$ 78,500,000	88,800,000									$ 1,500,000,000															$ 1,500,000,000	$ 1,500,000,000
Authorized amount under the program	$ 296,000,000	$ 144,200,000	$ 157,100,000	177,600,000									$ 5,000,000,000.0															$ 3,000,000,000.0	$ 3,000,000,000.0
Maturity of notes	5 years	5 years	5 years
Basis points							1.75%
Financial debt				187,450,000
Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Basis points							2.40%
Second tranche Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Basis points							0.02%
Additional basis points																											0.25
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Aircraft financing
Basis points							0.03%
Additional basis points							0.26
Financial debt				35,983,000
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited
Aircraft financing
Basis points							4.25%
Additional basis points							0.26
Financial debt				64,495,000
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Aircraft financing
Basis points							3.90%
Financial debt				107,178,000
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Aircraft financing
Basis points							0.02%
Additional basis points							0.26
Financial debt				43,129,000
Acquisition of engines with Tarquin Limited
Aircraft financing
Financial debt				44,052,000
Acquisition of engines with NBB-V11218
Aircraft financing
Financial debt				8,821,000
Acquisition of engines with NBB-V11951
Aircraft financing
Financial debt				8,143,000
Acquisition of several engines with Wilmington Trust SP Services (Dublin)
Aircraft financing
Financial debt				71,507,000
Acquisition of engines with NBB Pintail Co., LTD
Aircraft financing
Financial debt				20,540,000
Short-Term Working Capital Facility With Actinver
Aircraft financing
Basis points							2.50%
Financial debt
Aircraft financing
Financial debt				$ 649,153,000
Sustainability Linked Bond Principles 2020 | 2022
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer				21.54%
Sustainability Linked Bond Principles 2020 | 2023
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer				24.08%
Sustainability Linked Bond Principles 2020 | 2024
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer				25.53%
Sustainability Linked Bond Principles 2020 | 2030
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer				35.42%
28-day TIIE.
Aircraft financing
Basis points							2.40%									2.50%
Debt service coverage ratio prior computation period of debt service				6 months
Debt service coverage ratio extended prior computation period of debt service				6 months
Consecutive days for event of retention				90 days
Joint obligor as percentage of EBITDA				85.00%
28-day TIIE. | Minimum
Aircraft financing
Debt service coverage ratio				2.5
28-day TIIE. | Maximum
Aircraft financing
Basis points							10.00%
200 Basis Point | Asset backed trust notes
Aircraft financing
Maturity of notes				5 years
Basis points							0.02%
175 Basis Point | Asset backed trust notes
Aircraft financing
Basis points							1.75%
215 Basis Point | Asset backed trust notes
Aircraft financing
Basis points							2.15%
Secured Overnight Financing Rate (SOFR)
Aircraft financing
Basis points																					2.98%
Additional basis points							0.05
Secured Overnight Financing Rate (SOFR) | Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Aircraft financing
Basis points															0.05%